Signifcant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RMB to USD [Member]
Significant Accpunting Policies [Line Items]
Translation currency, Period end rates	USD 1.00= RMB 6.9762	USD 1.00= RMB 6.8632	USD 1.00= RMB 6.5924
Translation currency, Average rates	USD 1.00=RMB 6.8944	USD 1.00=RMB 6.6322	USD 1.00=RMB 6.7423
HKD to USD [Member]
Significant Accpunting Policies [Line Items]
Translation currency, Period end rates	USD 1.00= HKD 7.7877	USD 1.00= HKD 7.8329	USD 1.00= HKD 7.8170
Translation currency, Average rates	USD 1.00=HKD 7.8342	USD 1.00=HKD 7.8636	USD 1.00=HKD 7.7928